Premises and Equipment and Lease Commitments	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment and Lease Commitments
Premises and Equipment and Lease Commitments

Premises and equipment, net declined $11.3 million or 17.7% from December 31, 2014, as the Company identified underutilized assets, and transferred them to other real estate owned and repossessed assets, net of valuation allowance, incurring a $4.3 million impairment of premises and equipment charge included in noninterest expense.

Premises and equipment at December 31, 2015 and 2014 are summarized as follows.

(in thousands)	2015	2014
Land	$16,392	$21,992
Buildings and improvements	45,018	49,452
Leasehold improvements	1,379	1,361
Equipment, furniture, and fixtures	16,229	21,462
Construction in progress	18	219
	79,036	94,486
Less accumulated depreciation and amortization	(26,791)	(30,967)
Premises and equipment, net	$52,245	$63,519

Depreciation and amortization of leasehold improvements expense for the years ended December 31, 2015, 2014, and 2013 was $3.2 million, $3.4 million, and $4.4 million, respectively.

The Company leases land and buildings upon which certain of its operating facilities and financial center facilities are located.  These leases expire at various dates through August 31, 2049.

Various facilities and equipment are leased under non-cancellable operating leases with initial remaining terms in excess of one year with options for renewal.  In addition to minimum rents, certain leases have escalation clauses and include provisions for additional payments to cover taxes, insurance, and maintenance.  The effects of the scheduled rent increases, which are included in the minimum lease payments, are recognized on a straight-line basis over the lease term.  Rental expense was $2.8 million for 2015 compared to $2.1 million for 2014 and $3.4 million for 2013.

Future minimum lease payments, by year and in the aggregate, under non-cancellable operating leases at December 31, 2015 were as follows.

(in thousands)	Amount
2016	$2,275
2017	2,242
2018	2,035
2019	1,956
2020	1,878
Thereafter	11,187
$21,573

The Company has entered into contracts as lessor for excess office space.  Future minimum lease payments receivable under non-cancellable leasing arrangements at December 31, 2015 were not material.